PROPERTY AND EQUIPMENT, NET	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

NOTE 4 – PROPERTY AND EQUIPMENT, NET

Property and equipment, net consists of the following at March 31, 2025 and December 31, 2024:

	March 31, 2025	December 31, 2024
Land	$3,465,629	3,322,780
Buildings and improvements	4,713,642	4,526,432
Leasehold improvements	3,552	3,405
Vehicles	277,896	265,261
Furniture, fixtures and equipment	2,973,291	2,846,657
	11,434,100	10,964,535
Less: Accumulated depreciation and amortization	(1,418,032)	(1,275,030)
Total	$10,016,068	9,689,505

NOTE 4 – PROPERTY AND EQUIPMENT, NET

Property and equipment, net consists of the following on December 31, 2024 and 2023:

	2024	2023
Land	$3,322,780	$3,551,018
Buildings and improvements	4,526,432	4,787,963
Leasehold improvements	3,405	3,639
Vehicles	265,261	285,388
Furniture, fixtures and equipment	2,846,657	2,661,337
	10,964,535	11,289,345
Less: Accumulated depreciation and amortization	(1,275,030)	(957,255)
Total	$9,689,505	$10,332,090

Depreciation expense was $387,036 and $353,043 for the years ended December 31, 2024 and 2023, respectively.